PREPAYMENT FOR ACQUISITION (Tables)	12 Months Ended
Sep. 30, 2025
Prepayment For Acquisition
SCHEDULE OF PREPAYMENT FOR ACQUISITION
	September 30, 2025	September 30, 2024
Prepayment for acquisition	$210,704	$-
Total	$210,704	$-